Acquisitions - Pro Forma Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Pro Forma Financial Information
Proceeds from the issuance of Second Lien Notes						$ 423,550
Depletion, depreciation, amortization and accretion	$ 46,680	$ 40,880	$ 141,317	$ 100,170	$ 146,547	34,042
Acquisition transaction expenses	$ (345)		(345)	(6,000)	(6,000)
Amortization of debt issuance costs and debt discount			$ 18,330	$ 3,081	5,604	1,985
Revenues					199,746	170,970
Operating expenses					270,932	104,254
Net loss					(42,047)	75,288
Adjustment to Depletion, Depreciation, Amortization and Accretion Expense
Pro Forma Financial Information
Depletion, depreciation, amortization and accretion					1,500	17,200
Adjustment for acquisition transaction expenses
Pro Forma Financial Information
Acquisition transaction expenses					6,400	1,800
Adjustment for the amortization of debt issuance and debt discount costs
Pro Forma Financial Information
Amortization of debt issuance costs and debt discount					$ 0	1,300
Adjustment for interest expense
Pro Forma Financial Information
Incremental interest expense on acquisition financing						15,700
2014 Acquisitions
Pro Forma Financial Information
Capital contributions						419,000
2014 Acquisitions | Second Lien Notes
Pro Forma Financial Information
Proceeds from the issuance of Second Lien Notes						$ 288,500